Financial Risk and Fair Value Disclosures - Reconciliation for Fair Value Measurement in Level 3 Fair Value Hierarchy (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of fair value measurement of assets [line items]
Beginning balance	$ 366,454,101
Ending balance	450,955,341	$ 16,256,501	$ 366,454,101
Level 3 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	9,050,827		8,275,715
Recognized in profit (loss)	515,001		829,446
Recognized in other comprehensive income (loss)	0
Acquisition	1,837,640		1,485,962
Disposal	(1,192,633)		(909,376)
Return of capital	(69,336)		(1,903)
Transfer out of Level 3	(161,564)		(428,188)
Exchange effect	(115,775)		(200,829)
Ending balance	9,864,160		9,050,827
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Common stock [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	3,241,478		2,880,688
Recognized in profit (loss)	278,951		589,664
Recognized in other comprehensive income (loss)	0
Acquisition	695,146		547,932
Disposal	(447,915)		(308,041)
Return of capital	(252)		(1,903)
Transfer out of Level 3	(161,564)		(428,188)
Exchange effect	(21,518)		(38,674)
Ending balance	3,584,326		3,241,478
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Preferred stocks [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	3,279,003		3,279,294
Recognized in profit (loss)	(818,848)		180,523
Recognized in other comprehensive income (loss)	0
Acquisition	829,751		294,251
Disposal	(660,904)		(374,112)
Return of capital	0
Transfer out of Level 3	0
Exchange effect	(48,756)		(100,953)
Ending balance	2,580,246		3,279,003
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Funds [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	2,314,016		2,011,025
Recognized in profit (loss)	1,061,793		19,611
Recognized in other comprehensive income (loss)	0
Acquisition	201,649		340,323
Disposal	0
Return of capital	(69,084)
Transfer out of Level 3	0
Exchange effect	(43,722)		(56,943)
Ending balance	3,464,652		2,314,016
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	216,330		104,708
Recognized in profit (loss)	(6,895)		39,648
Recognized in other comprehensive income (loss)	0
Acquisition	111,094		303,456
Disposal	(83,814)		(227,223)
Return of capital	0
Transfer out of Level 3	0
Exchange effect	(1,779)		(4,259)
Ending balance	234,936		216,330
Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	1,467,772		1,305,924
Recognized in profit (loss)	0
Recognized in other comprehensive income (loss)	1,035,690		161,848
Acquisition	0
Disposal	0
Return of capital	0
Transfer out of Level 3	0
Exchange effect	0
Ending balance	2,503,462		1,467,772
Level 3 [member] | Financial assets at fair value through other comprehensive income [member] | Common stock [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	1,297,627		1,130,430
Recognized in profit (loss)	0
Recognized in other comprehensive income (loss)	1,053,976		167,197
Acquisition	0
Disposal	0
Return of capital	0
Transfer out of Level 3	0
Exchange effect	0
Ending balance	2,351,603		1,297,627
Level 3 [member] | Financial assets at fair value through other comprehensive income [member] | Preferred stocks [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	170,145		175,494
Recognized in profit (loss)	0
Recognized in other comprehensive income (loss)	(18,286)		(5,349)
Acquisition	0
Disposal	0
Return of capital	0
Transfer out of Level 3	0
Exchange effect	0
Ending balance	$ 151,859		$ 170,145